Intangible assets - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	$ 3,764	$ 5,687
Additions to intangible assets	1,543	246
Acquisition of intangible assets	17,279
Amortization expense	(1,798)	(1,657)
Disposals		(512)
Intangible assets other than goodwill	20,788	3,764
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	59,855	60,409
Additions to intangible assets	1,543	246
Acquisition of intangible assets	17,279
Amortization expense	0	0
Disposals		(800)
Intangible assets other than goodwill	78,677	59,855
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(56,091)	(54,722)
Additions to intangible assets	0	0
Acquisition of intangible assets	0
Amortization expense	(1,798)	(1,657)
Disposals		288
Intangible assets other than goodwill	$ (57,889)	$ (56,091)